Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Finite-Lived Intangible Assets, Net [Abstract]
Schedule of Acquired Intangible Asset Balances	The following table summarizes the components of acquired intangible asset balances.
	As of December 31,
	2025	2024
	In thousands of USD
Software	$19,262	$18,903
Customer relationship	3,610	3,529
Less: accumulated amortization	(14,783)	(11,380)
Intangible assets, net	$8,089	$11,052

Schedule of Future Amortization Expense of the Intangible Assets

The future amortization expense of the intangible assets for the twelve months ending December 31 of the following years is expected as follows:

Year ending December 31,	Amortization expenses
In thousands of USD
2026	$2,997
2027	2,559
2028	1,776
2029	757
Total	$8,089